GENERAL (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended											12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Shagrir Systems Limited [Member]	Dec. 31, 2012 Pointer Romania [Member]	Dec. 31, 2011 Pointer Romania [Member]	Sep. 30, 2008 Pointer Romania [Member]	Dec. 31, 2012 Pointer Mexico [Member]	Dec. 31, 2012 Pointer Brazil [Member]	Dec. 31, 2012 Car2go Ltd. [Member]	Feb. 28, 2012 Car2go Ltd. [Member] USD ($)	Dec. 31, 2012 Rider [Member] USD ($)	Dec. 31, 2011 Native Nehoray Limited [Member] ILS	Dec. 31, 2012 T.M.C. Transportation Limited [Member] USD ($)	Nov. 30, 2011 T.M.C. Transportation Limited [Member] ILS	Nov. 11, 2011 K.S. Operation Centers for Vehicles Ltd. [Member] ILS
Impairment of goodwill and intangible asset			$ 6,216													$ 348
Impairment of intangible assets			520
Percentage of share capital held, parent						54.48%				74.00%	48.00%
Percentage of share capital held, other							65.00%	50.00%		26.00%		51.00%		33.00%		51.00%
Percentage of share capital transferred								15.00%
Percentage of share capital after transfer												58.46%
Contingent ownership percentage												62.30%
Percentage of share capital that can be additionally acquired, parent											4.00%
Loan for business acquisition	12		18												4,779		2,500	12,000
Cash paid for business acquisition													3,000		1,293
Number of shares acquired													3,087
Interest rate on related party loan									2.00%								4.00%
Goodwill	304
Impairment loss on loan														489
Loss from sale of subsidiaries	248		110	393
Proceeds from sale of business		1